Subordinated Liabilities	6 Months Ended
Jun. 30, 2020
Disclosure of Subordinated Liabilities [Abstract]
Subordinated Liabilities
22. SUBORDINATED LIABILITIES

30 June 2020	31 December 2019
£m	£m
3,257	3,528
In H120, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £17m. In H119, the Santander UK group did not repurchase any of its debt securities or subordinated liabilities.